UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-09395
                                     ---------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                 10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b) 1-5 under the Investment Company Act of 1940 is as follows:


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT MARCH 31, 2007
                                   (UNAUDITED)


                                                 PRINCIPAL
                                                 AMOUNT ($)   ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.15%
Consumer Products - 0.15%                          847,878    Home Products International, Inc., 2nd Lien,
                                                                Convertible, PIK, 6.000%, due 3/20/17 (b)           $       847,878
                                                                                                                    ---------------

                                                              TOTAL CORPORATE BONDS
                                                              (Cost $847,878)                                               847,878
                                                                                                                    ---------------

                                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------

SUBSCRIPTION RECEIPTS - 0.95%
Agriculture Chemicals - 0.95%                    6,032,380    Saskatchewan Wheat Pool (a)(b) (Canada)                     5,225,102
                                                                                                                    ---------------

                                                              TOTAL SUBSCRIPTION RECEIPTS
                                                              (Cost $5,161,615)                                           5,225,102
                                                                                                                    ---------------

                                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 85.05%
Agriculture Chemicals - 0.97%                      140,200    Agrium, Inc. (Canada)                                       5,373,866
                                                                                                                    ---------------

Auto Parts - 1.11%                                 294,400    Superior Industries International, Inc.                     6,132,352
                                                                                                                    ---------------

Building Products - 0.89%                          130,000    Louisiana-Pacific Corp.                                     2,607,800
                                                    50,000    USG Corp. (a)                                               2,334,000
                                                                                                                    ---------------
                                                                                                                          4,941,800
                                                                                                                    ---------------

Consumer Products - 4.30%                           33,915    Home Products International, Inc. (a) (b)                      35,507
                                                   433,246    JAKKS Pacific, Inc. (a)                                    10,354,579
                                                   167,965    K-Swiss, Inc., Class A                                      4,538,414
                                                   300,500    Leapfrog Enterprises, Inc. (a)                              3,215,350
                                                   398,300    Russ Berrie & Co., Inc. (a)                                 5,616,030
                                                                                                                    ---------------
                                                                                                                         23,759,880
                                                                                                                    ---------------

Diversified Media - 0.78%                          327,742    Journal Communications, Inc., Class A                       4,296,698
                                                                                                                    ---------------

Electronics Components - 7.37%                      28,300    Analogic Corp.                                              1,779,504
                                                   501,000    AVX Corp.                                                   7,615,200
                                                    42,500    Bel Fuse, Inc., Class A                                     1,605,650
                                                   196,600    Bel Fuse, Inc., Class B                                     7,610,386
                                                   153,300    Electronics for Imaging, Inc. (a)                           3,594,885
                                                   192,500    Herley Industries, Inc. (a)                                 3,006,850
                                                   100,022    Hutchinson Technology, Inc. (a)                             2,335,514
                                                    50,000    Ingram Micro, Inc., Class A (a)                               965,500
                                                   172,700    Technitrol, Inc.                                            4,523,013
                                                   555,000    Vishay Intertechnology, Inc. (a)                            7,758,900
                                                                                                                    ---------------
                                                                                                                         40,795,402
                                                                                                                    ---------------

Energy/Services - 0.94%                              6,300    Tidewater, Inc.                                               369,054
                                                   214,200    Willbros Group, Inc. (a) (Panama)                           4,828,068
                                                                                                                    ---------------
                                                                                                                          5,197,122
                                                                                                                    ---------------

Financial Insurance - 0.30%                         25,300    MBIA, Inc.                                                  1,656,897
                                                                                                                    ---------------

Financial Services - 0.63%                          30,000    CIT Group, Inc.                                             1,587,600
                                                   123,250    MVC Capital, Inc.                                           1,928,862
                                                                                                                    ---------------
                                                                                                                          3,516,462
                                                                                                                    ---------------

Food Products - 3.33%                              400,400    Industrias Bachoco, S.A.B de CV, ADR (Mexico)              11,607,596
                                                   183,395    Sanderson Farms, Inc.                                       6,796,619
                                                                                                                    ---------------
                                                                                                                         18,404,215
                                                                                                                    ---------------

Forest Products & Paper - 1.83%                    546,500    Canfor Corp. (a) (Canada)                                   4,994,002
                                                    10,803    Canfor Pulp Income Fund (Canada)                              133,055
                                                 1,037,818    Catalyst Paper Corp. (a) (b) (d) (Canada)                   3,171,435
                                                   120,000    Glatfelter                                                  1,800,000
                                                                                                                    ---------------
                                                                                                                         10,098,492
                                                                                                                    ---------------

Healthcare Services - 0.94%                        284,000    Cross Country Healthcare, Inc. (a)                          5,177,320
                                                                                                                    ---------------

Holding Companies - 12.39%                         759,825    Brookfield Asset Management, Inc., Class A (Canada)        39,708,454
                                                   380,000    Guoco Group, Ltd. (Hong Kong) ++                            5,344,852
                                                   690,000    Hutchison Whampoa, Ltd. (Hong Kong)                         6,636,399
                                                   430,000    Investor AB, Class A (Sweden)                              10,006,731
                                                   127,500    Leucadia National Corp.                                     3,751,050
                                                   834,000    Wharf (Holdings), Ltd. (The) (Hong Kong)                    3,095,412
                                                                                                                    ---------------
                                                                                                                         68,542,898
                                                                                                                    ---------------

Home Furnishings - 0.75%                           217,500    Haverty Furniture Cos., Inc.                                3,045,000
                                                    52,758    Stanley Furniture Co., Inc.                                 1,097,366
                                                                                                                    ---------------
                                                                                                                          4,142,366
                                                                                                                    ---------------

               See accompanying notes to Schedule of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT MARCH 31, 2007
                                   (UNAUDITED)


                                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------

Industrial Equipment - 6.25%                       214,300    Alamo Group, Inc.                                           4,973,903
                                                   363,021    A.S.V., Inc. (a)                                            5,539,700
                                                   375,000    Toyota Industries Corp. (Japan)                            17,757,128
                                                   150,000    Trinity Industries, Inc.                                    6,288,000
                                                                                                                    ---------------
                                                                                                                         34,558,731
                                                                                                                    ---------------

Insurance & Reinsurance - 4.04%                    128,100    Arch Capital Group, Ltd. (a) (Bermuda)                      8,737,701
                                                 1,040,000    BRIT Insurance Holdings PLC (United Kingdom)                6,600,153
                                                   101,000    Castlepoint Holdings, Ltd. (Bermuda)                        1,651,350
                                                    97,278    Radian Group, Inc.                                          5,338,617
                                                                                                                    ---------------
                                                                                                                         22,327,821
                                                                                                                    ---------------

Life Insurance - 1.35%                             538,500    Phoenix Cos., Inc. (The)                                    7,474,380
                                                                                                                    ---------------

Manufactured Housing - 0.69%                       360,807    Coachmen Industries, Inc.                                   3,799,298
                                                                                                                    ---------------

Medical Supplies & Services - 0.94%                170,000    Daiichi Sankyo Co., Ltd. (Japan)                            5,207,909
                                                                                                                    ---------------

Natural Resources & Real Estate - 6.08%             70,300    Brookfield Properties Corp. (Canada)                        2,833,090
                                                    42,500    Deltic Timber Corp.                                         2,038,300
                                                   262,100    Forest City Enterprises, Inc., Class A                     17,345,778
                                                   202,200    St. Joe Co. (The)                                          10,577,082
                                                    18,000    Tejon Ranch Co. (a)                                           851,400
                                                                                                                    ---------------
                                                                                                                         33,645,650
                                                                                                                    ---------------

Non-Life Insurance - 2.81%                         420,250    Millea Holdings, Inc., ADR (Japan)                         15,536,643
                                                                                                                    ---------------

Oil Services - 6.62%                               138,607    Bronco Drilling Co., Inc. (a)                               2,296,718
                                                   125,000    Cimarex Energy Co.                                          4,627,500
                                                   247,000    EnCana Corp. (Canada)                                      12,505,610
                                                   240,000    Nabors Industries, Ltd. (a) (Bermuda)                       7,120,800
                                                   112,500    Pogo Producing Co.                                          5,411,250
                                                    50,000    Suncor Energy, Inc. (Canada)                                3,817,500
                                                    21,400    Whiting Petroleum Corp. (a)                                   843,374
                                                                                                                    ---------------
                                                                                                                         36,622,752
                                                                                                                    ---------------

Pharmaceutical Services - 1.11%                    115,329    PAREXEL International Corp. (a)                             4,148,384
                                                    60,000    Pharmaceutical Product Development, Inc.                    2,021,400
                                                                                                                    ---------------
                                                                                                                          6,169,784
                                                                                                                    ---------------

Real Estate Investment Trusts - 3.88%              495,702    Origen Financial, Inc.                                      3,450,086
                                                   217,835    ProLogis                                                   14,144,027
                                                    32,600    Vornado Realty Trust                                        3,890,484
                                                                                                                    ---------------
                                                                                                                         21,484,597
                                                                                                                    ---------------

Savings & Loans/Thrifts - 4.51%                    262,900    Brookline Bancorp, Inc.                                     3,330,943
                                                   305,713    Investors Bancorp, Inc. (a)                                 4,414,496
                                                   158,395    Kearny Financial Corp.                                      2,277,720
                                                   765,900    NewAlliance Bancshares, Inc.                               12,415,239
                                                    83,421    Rockville Financial, Inc.                                   1,253,818
                                                    72,085    Wauwatosa Holdings, Inc. (a)                                1,260,046
                                                                                                                    ---------------
                                                                                                                         24,952,262
                                                                                                                    ---------------

Security Brokers & Asset Management - 4.58%        183,550    Legg Mason, Inc.                                           17,292,245
                                                    15,000    Mellon Financial Corp.                                        647,100
                                                   281,385    SWS Group, Inc.                                             6,981,162
                                                    17,814    Westwood Holdings Group, Inc.                                 409,900
                                                                                                                    ---------------
                                                                                                                         25,330,407
                                                                                                                    ---------------

Semiconductor Equipment Manufacturers              150,000    Applied Materials, Inc.                                     2,748,000
& Related - 1.72%                                   96,900    Coherent, Inc. (a)                                          3,075,606
                                                   191,500    Electro Scientific Industries, Inc. (a)                     3,684,460
                                                                                                                    ---------------
                                                                                                                          9,508,066
                                                                                                                    ---------------

Software - 1.09%                                   797,750    Borland Software Corp. (a)                                  4,204,142
                                                    70,000    Synopsys, Inc. (a)                                          1,836,100
                                                                                                                    ---------------
                                                                                                                          6,040,242
                                                                                                                    ---------------

Steel & Specialty Steel - 0.94%                     50,000    POSCO, ADR (South Korea)                                    5,197,500
                                                                                                                    ---------------

Telecommunications - 1.91%                         790,395    Sycamore Networks, Inc. (a)                                 2,956,077
                                                   768,100    Tellabs, Inc. (a)                                           7,604,190
                                                                                                                    ---------------
                                                                                                                         10,560,267
                                                                                                                    ---------------


                                                              TOTAL COMMON STOCKS
                                                              (Cost $286,697,471)                                       470,452,079
                                                                                                                    ---------------

               See accompanying notes to Schedule of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT MARCH 31, 2007
                                   (UNAUDITED)


                                                 PRINCIPAL
                                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 14.31%
Repurchase Agreement - 8.04%                     44,441,640    Bear Stearns, 5.10%, dated 3/30/07, due 4/2/07 (c)        44,441,640
                                                                                                                    ---------------

U.S. Treasury Bills - 6.27%                      35,000,000    U.S. Treasury Bills, 5.07%-5.14%+,
                                                                 due 4/26/07-7/5/07                                      34,690,635
                                                                                                                    ---------------

                                                               TOTAL SHORT TERM INVESTMENTS
                                                               (Cost $79,127,261)                                        79,132,275
                                                                                                                    ---------------

                                                               TOTAL INVESTMENT PORTFOLIO - 100.46%
                                                               (Cost $371,834,225)                                      555,657,334
                                                                                                                    ---------------

                                                               LIABILITIES IN EXCESS OF
                                                               OTHER ASSETS - (0.46%)                                    (2,541,837)
                                                                                                                    ---------------

                                                               NET ASSETS - 100.00%                                 $   553,115,497
                                                                                                                    ===============
                                                               (Applicable to 17,983,123
                                                               shares outstanding)

                                                               NET ASSET VALUE PER SHARE                                     $30.76
                                                                                                                    ===============

Notes:

     (a)  Non-income producing security.

     (b)  Fair valued securities:

                                                             CARRYING VALUE
              SECURITY                                          PER UNIT            ACQUISITION DATE            ACQUISITION COST
              --------                                          --------            ----------------            ----------------
       Catalyst Paper Corp. ^                                   $  3.06                 10/23/06                  $ 3,086,375
       Home Products International, Inc., 2nd Lien,
         Convertible, PIK, 6.000%, due 3/20/17                   100.00                 3/16/07                       848,878
       Home Products International, Inc.                           1.05             10/18/01 to 8/24/05             3,462,882
       Saskatchewan Wheat Pool                                     0.87                 2/13/07                     5,161,615

       ^  Restricted.

     (c) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds, par value $23,505,000, due 4/15/29, value $45,636,852.

     (d)  Security subject to restrictions on resale.

     +    Annualized yield at date of purchase.

     ++   Incorporated in Bermuda.

     ADR: American Depository Receipt.

     PIK: Payment-in-kind.

Country Concentration:
                                                                 % of
                                                              Net Assets
                                                         ---------------------
United States                                                           66.63 %
Canada                                                                  14.06
Japan                                                                    6.96
Bermuda                                                                  3.17
Hong Kong                                                                2.73
Mexico                                                                   2.10
Sweden                                                                   1.81
United Kingdom                                                           1.19
South Korea                                                              0.94
Panama                                                                   0.87
                                                         ---------------------
Total                                                                  100.46 %
                                                         =====================

               See accompanying notes to Schedule of Investments.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio").

ACCOUNTING POLICIES:

The policies described below are consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. As of March 31, 2007, such securities had a total fair value of $4,054,820 or 0.73% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

REPURCHASE AGREEMENTS:
The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o    INVESTMENTS  AND  ASSETS  AND   LIABILITIES   DENOMINATED  IN  FOREIGN
          CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis.

2.   INVESTMENTS

At March 31, 2007, selected Portfolio information on a U.S. federal income tax basis was as follows:

Gross unrealized appreciation                   $       196,172,438
Gross unrealized depreciation                           (12,349,329)
                                                -------------------
Net unrealized apreciation                      $       183,823,109
                                                ===================

Cost                                            $       371,834,225
                                                ===================

For additional information regarding the accounting policies of the Portfolio, you may refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:       /s/ David M. Barse
         ------------------------------

Name:     David M. Barse
         ------------------------------

Title:    Principal Executive Officer
         ------------------------------

Date:     May 24, 2007
         ------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By:       /s/ David M. Barse
         ------------------------------

Name:     David M. Barse
         ------------------------------

Title:    Principal Executive Officer
         ------------------------------

Date:     May 24, 2007
         ------------------------------


By:       /s/ Vincent J. Dugan
         ------------------------------

Name:     Vincent J. Dugan
         ------------------------------

Title:    Principal Financial Officer
         ------------------------------

Date:     May 24, 2007
         ------------------------------